Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets
Intangible assets

16.	Intangible assets

Intangible assets are measured at historical cost less accumulated amortization and impairment losses (if applicable) and reflect: (i) the purchase of authorizations and rights to use radio frequency bands, and (ii) software in use and/or development. Intangible assets also include: (i) infrastructure right-of-use of other companies, and (ii) goodwill on expectation of future profits in purchases of companies.

Amortization charges are calculated using the straight-line method over the estimated useful life of the assets contracted and over the terms of the authorizations. The useful life estimates of intangible assets are reviewed regularly.

Financial charges on funds raised generically (with no specific allocation), used to obtain a qualifying asset, which is an asset that necessarily demands a substantial period of time to become ready for intended use is capitalized as part of this asset’s cost when it is probable that will result in future economic benefits to the Company and such costs can be reliably measured. Within this concept, we had the capitalization of charges for the 700MHz 4G license between 2014 and 2019 and we currently have the capitalization of charges on the acquisition of the 5G license for the radio frequency not readily available and other obligations related to such radio frequency. Said capitalization occurs until the asset is considered available for use by Management, and as of that date onwards, capitalization of interest and charges on this asset ends. These costs are amortized over the estimated useful lives.

The values of permits for the operation of SMP and rights to use radio frequencies, as well as software, goodwill and others are demonstrated as follows:

The cost of intangible assets acquired in a business combination corresponds to their fair value at acquisition date. After the initial recognition, the intangible assets are measured at cost, less accumulated amortization and impairment losses.

Intangible assets with undefined useful lives are not amortized but tested for impairment on an annual basis, at cash generating unit level.

(a)	Changes in intangible assets

	31st December 2022	Additions/ Amortization	Addition by merger	Write-offs	Transfers	Capitalized interest	31st December 2023

Total cost of intangible assets, gross	38,732,905	1,038,989	6,446,789	(778)	-	95,678	46,313,583
Software licenses	20,876,377	-	1,366,860	(195)	924,804	-	23,167,846
Authorizations	11,250,610	40,868	4,598,839	-	2,903,922	-	18,794,239
Goodwill	3,112,169	-	-	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas	201,778	-	-	-	5,811	-	207,589
List of customers	-	-	253,629	-	-	-	253,629
Other assets	339,417	-	227,461	(583)	7,950	-	574,245
Intangible assets under development	2,952,554	998,121	-	-	(3,842,487)	95,678	203,866

Total accumulated amortization	(25,730,124)	(1,856,450)	(3,102,345)	377	-	-	(30,688,542)
Software licenses	(18,454,058)	(976,345)	(1,355,500)	195	-	-	(20,785,708)
Authorizations	(6,984,930)	(806,732)	(1,586,245)	-	-	-	(9,377,907)
Infrastructure right-of-use - LT Amazonas	(86,488)	(10,686)	-	-	-	-	(97,174)
List of customers		(24,825)	(30,312)	-	-	-	(55,137)
Other assets	(204,648)	(37,862)	(130,288)	182	-	-	(372,616)

Total intangible assets, net	13,002,781	(817,461)	3,344,444	(401)	-	95,678	15,625,041
Software licenses(c)	2,422,319	(976,345)	11,360	-	924,804	-	2,382,138
Authorizations(f)	4,265,680	(765,864)	3,012,594	-	2,903,922	-	9,416,332
Goodwill(d)	3,112,169	-	-	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas (e)	115,290	(10,686)	-	-	5,811	-	110,415
List of customers	-	(24,825)	223,317	-			198,492
Other assets	134,769	(37,862)	97,173	(401)	7,950	-	201,629
Intangible assets under development	2,952,554	998,121	-	-	(3,842,487)	95,678	203,866

The intangible assets in progress represent the cost of projects in progress related to the intangible assets in the period of their construction and installation, until the moment they come into operation, when they will be transferred to the corresponding accounts of these assets. From December 2021 to April 2023 includes the amounts for acquisition values of the 5G License, which were transferred to goods in service (“Authorizations”) in April 2023, as per note 16.f.

	31st December 2021	Additions/ Amortization	Write-offs	Transfers		Acquisitions of subsidiary (Note 1.2)	31st December 2022
					Capitalized interest
Total cost of intangible assets, gross	34,630,541	3,846,601	(3,200)	-	258,961	6,446,789	45,179,692
Software licenses	19,911,004	-	-	701,387		1,366,860	21,979,251
Authorizations	11,151,497	75,525	(3,200)	17,123		4,598,839	15,839,784
Goodwill	475,743	2,636,426	-	-		-	3,112,169
Infrastructure right-of-use - LT Amazonas	186,221	-	-	15,557		-	201,778
Other assets	333,116	-	-	5,001		481,090	819,207
Intangible assets under development	2,572,960	1,134,650	-	(739,068)	258,961	-	3,227,503

Total accumulated amortization	(24,045,462)	(1,873,904)	3,200	-	-	(2,846,978)	(28,763,144)
Software licenses	(17,432,018)	(1,142,824)	-	-	-	(1,347,360)	(19,922,202)
Authorizations	(6,357,666)	(664,909)	3,200	-	-	(1,384,432)	(8,403,807)
Infrastructure right-of-use - LT Amazonas	(76,697)	(9,791)	-	-	-	-	(86,488)
Other assets	(179,081)	(56,380)	-	-	-	(115,186)	(350,647)

Total intangible assets, net	10,585,079	1,972,697	-	-	258,961	3,599,811	16,416,548
Software licenses	2,478,986	(1,142,824)	-	701,387	-	19,500	2,057,049
Authorizations	4,793,831	(589,384)	-	17,123	-	3,214,407	7,435,977
Goodwill	475,743	2,636,426	-	-	-	-	3,112,169
Infrastructure right-of-use - LT Amazonas (e)	109,524	(9,791)	-	15,557	-	-	115,290
Other assets	154,035	(56,380)	-	5,001		365,904	468,560
Intangible assets under development	2,572,960	1,134,650	-	(739,068)	258,961	-	3,227,503

(i)	With the completion of the purchase price allocation process in December 2022, the balance of net intangible assets on the acquisition date was R$ 3,599,811. See Note 1.2 for details.

(b) Amortization rates

Annual %

Software licenses	20
Authorizations	05−25
Right to use infrastructure	≤05
Other assets	≤10
Cozani’s client base	13.04
Surplus on Cozani’s concession license	5.66

 (c) Software licenses

Software maintenance costs are recognized as an expense, as incurred. Development costs that are directly attributable to software product design and testing, and are identifiable and exclusive, controlled by the Company, are recognized as intangible assets when the capitalization criteria are met.

Directly attributable costs that are capitalized as part of the software product are related to employee costs directly allocated in its development.

(d) Goodwill

The Company has the following goodwill, based on the expected future profitability on December 31, 2023 and December 31, 2022.

Goodwill on the acquisition of Cozani

As described in Note 1.2.1, in April 2022 the Company acquired 100% of the voting shares of Cozani, with a total purchase consideration transferred of R$ 7,211,585 and identifiable assets, net of liabilities assumed, at a fair value of R$ 4,575,159. Therefore, having a goodwill arising on acquisition of R$ 2,636,426, which is recorded on December 31, 2022.

The Company describes the accounting practice adopted in business combinations in the Note 2(e) that goodwill is initially measured as being the excess of consideration transferred in relation to net assets acquired (acquired identifiable assets and assumed liabilities).

After initial recognition, the goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash-generating units that are expected to benefit from the combination. The goodwill was allocated to the mobile cash generating unit, which, is the only one identified so far.

Goodwill from TIM Fiber SP and TIM Fiber RJ acquisitions – TIM Celular S.A. (merged by Intelig, current TIM S.A.) acquired, at the end of 2011, the companies Eletropaulo Telecomunicações Ltda. (which subsequently had its trade name changed to TIM Fiber SP Ltda. – “TIM Fiber SP”) and AES Communications Rio de Janeiro S.A. (which subsequently had its trade name changed to TIM Fiber RJ S.A. – “TIM Fiber RJ”). These companies were SCM providers in the main municipalities of the Greater São Paulo and Greater Rio de Janeiro areas, respectively. TIM Fiber SP Ltda. and TIM Fiber RJ S.A. were merged into TIM Celular S.A. on August 29, 2012. TIM Celular S.A. recorded the goodwill allocation related to the purchase of the companies TIM Fiber SP and TIM Fiber RJ, at the end of the purchase price allocation process, in the amount of R$ 1,159,649.

In November 2021, the Company concluded the drop-down of liquid assets related to the residential broadband business linked to the secondary network infrastructure to the wholly-owned subsidiary FiberCo and sold 51% of the equity interest in FiberCo, currently named I- Systems, on behalf of IHS. Currently, due to the closing of the transaction, TIM S.A. wrote-off about 90% of the total goodwill recorded in the acquisition of TIM Fiber SP Ltda. and TIM Fiber RJ S.A. in the amount of R$ 1,051,477. As a result, IHS currently holds 51% of the share capital of I-Systems, with TIM S.A. having a minority (non-controlling) interest of 49% in I-Systems. Consequently, with the closing of this transaction in November 2021, the goodwill initially recorded on the acquisition of the companies Fiber RJ and Fiber SP was reduced to R$ 108,171 and this balance was recorded on December 31, 2023 and December 31, 2022.

On August 31, 2020, with the merger of TIM Participações S.A. by TIM S.A., the Company recorded the goodwill arising from the merger of the net assets of TIM Participações, which were originated in acquisition transactions as described below:

Goodwill acquisition of "Intelig" by TIM Participações – the goodwill arising from the acquisition of TIM S.A. (formerly ”Intelig") in December 2009 in the amount of R$ 210,015 is represented/based on the expectation of future profitability of the Company.

Goodwill from the acquisition of minority interests in TIM Sul and TIM Nordeste – TIM Participações S.A. (merged by TIM S.A. in August 2020) acquired in 2005, all the shares of the minority shareholders of TIM Sul and TIM Nordeste, in exchange for shares issued by TIM Participações, converting these companies into full subsidiaries. The goodwill resulting from this transaction amounted to R$ 157,556.

Impairment test

As required by the accounting standard, the Company tests goodwill on business combinations.

The methodology and assumptions used by Management for the aforementioned impairment test is summarized below:

The Management of the Company understands that the smallest unit generating cash for impairment testing of goodwill in the acquisition of the companies previously described covers TIM S.A., TIM Group’s operating company in Brazil and that in 2023 merged Cozani’s balances, acquired in 2022. This methodology is aligned with the company's strategic direction. It is worth highlighting that the group’s results are mainly represented by TIM S.A., but since the merger of Cozani occurred on April 1, 2023, these results impacted the consolidated TIM S.A. until March 31, 2023.

On December 31, 2023, the impairment test was performed by comparing the book value with the fair value minus the disposal costs of the asset, as foreseen in IAS 36.

For the calculation of fair value less cost of disposal, the Company used the level of hierarchy within which the measurement of the fair value of the asset (cash generating unit) is classified. For the Company, as there is only one CGU this was classified in its entirety as Level 1. Disposal costs we considered to be immaterial considering the headroom between the fair value level 1 and the book value of the cash generating unit.

The fair value of Level 1 financial instruments comprises the instruments traded in active markets and based on quoted market prices on the balance sheet date. A market is considered active when the quoted prices are readily and regularly available from an Exchange, distributor, broker, industry group, pricing service or regulatory agency, and these prices represent actual market transactions which occur regularly on a purely commercial basis.

The Company’s shares are traded on B3 – Brasil, Bolsa, Balcão (“B3”) with code (TIMS3) and have a regular trading volume that allows the measurement (Level 1) as the product between the quoted price for the individual asset or liability and the amount held by the entity.

In 2023, the measurement was made based on the value of the share at the balance sheet closing date and sensitivity tests were also performed and in none of the scenarios was identified any indication of impairment, being the fair value determined higher than the book value. Therefore, being the fair value higher than the book value, it is not necessary to calculate the value in use. Therefore, the calculations carried out at the consolidated level essentially contemplate the results and accounting balances of TIM S.A., so the management of the Company concludes that the use of the fair value less disposal cost is adequate to conclude that there is no provision for impairment to be recognized, since the fair value less the cost of disposal is higher than the book value of the cash generating unit.

On December 31, 2023, the Company did not identify impairment indicators on its long-lived assets, such as property, plant and equipment, , intangible assets and investments.

(e) Infrastructure right-of-use - LT Amazonas

The company has signed infrastructure rights agreements with companies that operate electricity transmission lines in the Northern Region of Brazil. These contracts fall within the scope of IFRIC 4 as financial commercial leases.

Additionally, the Company has signed network infrastructure sharing agreements with Telefónica Brasil S.A., also in the North Region. In these, the two operators optimize resources and reduce their respective operating costs.

(f) Authorizations

4G License

In this item are recorded the values related to the acquisition of Lot 2 in the auction of the 700 MHz band in the amount of R$ 1,739 million, in addition to the costs related to the cleaning of the frequency of the 700 MHZ band acquired, which totaled R$ 1,199 million, in nominal values. As it is a long-term obligation, the amount payable of R$ 1,199 million was reduced by R$ 47 million by applying the concept of adjustment to present value (“AVP”). The aforementioned license fell under the concept of qualifying asset. Consequently, the financial charges on resources raised without a specific destination, used for the purpose of obtaining a qualifying asset, were capitalized between the years 2014 and 2019.

5G License

In 2021, there was an addition regarding the acquisition of the 5th Generation (“5G”) mobile telephony radio frequencies.

In November 2021, TIM participated in the 5G Auction and was the winner of several lots in the 2.3GHz, 3.5Ghz and 26Ghz radio frequency bands. These licenses will be paid over a period of 10 to 20 years, subject to restatement at the Selic rate. In December 2021, the Company signed the Terms of Authorization for these radio frequencies, generating the accounting of an intangible asset related to the licenses in the amount of R$ 884 million and the obligations related to such licenses (among them, disbursements with costs of the public notice and disbursement obligations with the management entities described below) in the amount of R$ 2,680 million.

Aiming to fulfill the additional obligations, the Company foresees, according to the notice, that there will the constitution of managing entities, which are only intended to fulfill the commitments provided for in the Auction. The companies that win the Auction must disburse only the amounts provided for in the public notice so that such entities comply with the defined obligations. There are additional obligations provided for related to 3.5GHz radio frequency (the band cleaning obligation, interference solution, among others), which must be complied with by the Band Management Entity (“EAF”), and related to 26GHz radio frequency (connectivity project for public schools), which must be complied with by the Entity Managing the Connectivity of Schools (“EACE”).

On the signature date of the terms, in December 2021, the 2.3GHz and 26GHz radio frequencies were readily available for use by the Company (operating assets), generating the registration in 2021 in “Authorizations” of the amounts related to the licenses (R$ 614 million) and the obligations related to the 26GHz license, which will be fulfilled through EACE (R$ 550 million). The disbursements with EACE (R$ 633 million), provided for in the Public Notice, will occur in 5 semi-annual installments between 2022 and 2024, and are monetarily restated by the IGP-DI index. The Company evaluated the application of the concept of adjustment to present value (“AVP”) upon initial recognition (R$ 83 million).

The 3.5GHz radio frequency was not readily available, requiring spectrum cleaning activities to be available for use, and, thus, it was registered in assets in progress (R$ 270 million). Therefore, the obligations related to this activity, to be carried out by EAF (R$ 2,104 million) were also recorded under assets in progress. The disbursements with the EAF, as provided for in the Public Notice, were restated by the IGP-DI index until the disbursement dates. Such disbursements took place in 2 installments in 2022 (R$ 1,090 million in February and R$ 1,133 million in May) to EAF.

Furthermore, as described above, the Company capitalizes loan costs for qualifying assets that require a substantial period of time to be in a condition for use as intended by Management. This concept includes the 3.5GHz radio frequency. On December 31, 2023, the Company recorded R$ 95 million in intangible assets referring to interest calculated based on the Selic rate (R$ 259 million in 2022) incurred on the 3.5GHz radio frequency and did not capitalize the inflation adjustments of amounts due to EAF in 2023 since there is no further balance to disburse with this entity (R$ 99 million in 2022). These balances were recorded as construction in progress until the asset was available for the use intended by Management. In the second quarter of 2023, the asset was considered available for use by the Company, ceasing such capitalization. Thus, the transfer of goods in progress to the line of authorizations in service was carried out.

The total effect on the Company’s intangible assets on December 31, 2023 referring to 5G radio frequencies and related obligations was R$ 3,930 million (R$ 3,866 million in 2022) and there are no more balances of assets in progress relating to 5G licenses on December 31, 2023 (R$ 2,753 million in 2022) and R$ 3,930 million in Authorizations (R$ 1,113 million in 2022).